Fair Value Measurements - Purchase agreements and working capital loan (Details) - Level 3	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Y	Dec. 31, 2021 USD ($) Y
Fair Value Measurements
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	$ 2,690,000	$ 2,234,300	$ 1,500,000
working capital loan			1,500,000
Unit Price
Fair Value Measurements
Forward Purchase Agreements			0.1000	0.1000
Expected Remaining Term (in years)
Fair Value Measurements
Forward Purchase Agreements | Y			0.16	0.50
working capital loan | Y			0.16
Volatility
Fair Value Measurements
working capital loan			43.5
Risk-Free Rate
Fair Value Measurements
Forward Purchase Agreements			4.18	0.19
working capital loan			3.91